Note 2 - Loans and Allowance for Loan Losses - Impaired Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Recorded Investment, with no related allowance	$ 668,000	$ 1,473,000
Unpaid Principal Balance, with no related allowance	665,000	1,818,000
Average Recorded Investment, with no related allowance	917,000	706,000
Interest Income Recognized, with no related allowance	32,000	26,000
Recorded Investment, with related allowance	0	1,904,000
Unpaid Principal Balance, with related allowance	0	1,899,000
Related Allowance	0	742,000
Average Recorded Investment, with related allowance	944,000	1,949,000
Interest Income Recognized, with related allowance	0	88,000
Recorded Investment	668,000	3,377,000
Unpaid Principal Balance	665,000	3,717,000
Average Recorded Investment	1,861,000	2,655,000
Interest Income Recognized	32,000	114,000
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Recorded Investment, with no related allowance	136,000	1,162,000
Unpaid Principal Balance, with no related allowance	134,000	1,507,000
Average Recorded Investment, with no related allowance	614,000	395,000
Interest Income Recognized, with no related allowance	7,000	26,000
Recorded Investment, with related allowance	0	1,242,000
Unpaid Principal Balance, with related allowance	0	1,240,000
Related Allowance	0	594,000
Average Recorded Investment, with related allowance	602,000	1,273,000
Interest Income Recognized, with related allowance	0	66,000
Recorded Investment	136,000	2,404,000
Unpaid Principal Balance	134,000	2,747,000
Average Recorded Investment	1,216,000	1,668,000
Interest Income Recognized	7,000	92,000
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Recorded Investment, with no related allowance	532,000	311,000
Unpaid Principal Balance, with no related allowance	531,000	311,000
Average Recorded Investment, with no related allowance	303,000	311,000
Interest Income Recognized, with no related allowance	25,000	0
Recorded Investment, with related allowance	0	662,000
Unpaid Principal Balance, with related allowance	0	659,000
Related Allowance	0	148,000
Average Recorded Investment, with related allowance	342,000	676,000
Interest Income Recognized, with related allowance	0	22,000
Recorded Investment	532,000	973,000
Unpaid Principal Balance	531,000	970,000
Average Recorded Investment	645,000	987,000
Interest Income Recognized	25,000	22,000
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Portfolio Segment [Member] | Farmland [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Commercial Portfolio Segment [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Agricultural Installment and Other Portfolio Segment [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	$ 0	$ 0